Gold Bullion, Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold bullion	$ 51.3	$ 28.1
Prepaid expenses	30.0	22.1
Stream ounces inventory	0.5	0.1
Debt issue costs	0.6	0.6
Gold bullion, prepaid expenses and other current assets	$ 82.4	$ 50.9